Profit Sharing, Retirement Savings Plans and Defined Benefit Pension Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Provisions charged from operations for the profit sharing plan and retirement savings plans	$ 51	$ 33	$ 32
Contribution of common stock to profit sharing plan	0.9	0.9
Defined benefit pension plan corridor rate	10.00%
Percentage of equity allocation, maximum	70.00%
Percentage of fixed income allocation, minimum	30.00%
Equity Security [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, minimum	40.00%
Equity securities, maximum	50.00%
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities, minimum	50.00%
Equity securities, maximum	60.00%
U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Other liabilities	15.0	33.0
Expected cash contribution to benefit plan	3.5
Non-U.S. Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected cash contribution to benefit plan	$ 27.0